CURRENT AND NON-CURRENT EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefits
Schedule of employee benefits

Description	12.31.2025	12.31.2024
	ThCh$	ThCh$
Accrued vacation	30,398,649	30,444,390
Participation in profits and bonuses	40,149,627	44,107,101
Severance indemnity	20,938,989	17,976,164
Total	91,487,265	92,527,655

	ThCh$	ThCh$
Current	68,363,971	72,367,187
Non-current	23,123,294	20,160,468
Total	91,487,265	92,527,655

Schedule of movements in employee benefits

Movements	12.31.2025	12.31.2024
	ThCh$	ThCh$
Opening balance	17,976,164	16,289,643
Service costs	1,022,593	1,191,938
Interest costs	824,574	895,043
Actuarial variations	2,181,453	1,445,044
Benefits paid	(1,065,795)	(1,845,504)
Total	20,938,989	17,976,164

Schedule of actuarial assumptions

Assumptions	12.31.2025	12.31.2024

Discount rate	2.30%	2.15%
Expected salary increase rate	2.0%	2.0%
Turnover rate	5.23%	7.53%
Mortality rate	RV-2020	RV-2020
Retirement age for women	60 years	60 years
Retirement age for men	65 years	65 years

Schedule of personnel expenses

Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Wages and salaries	352,419,150	357,921,430	266,893,173
Employee benefits	101,100,686	96,408,881	83,260,379
Severance benefits	7,755,088	7,338,126	6,290,886
Other personnel expenses	30,244,241	27,988,279	22,037,675
Total	491,519,165	489,656,716	378,482,113

Severance indemnity
Employee benefits
Schedule of actuarial assumptions

Sensitivity to discount rate	ThCh$

Variation in the provision due to an increase of up to 100 basis points	(1,003,932)
Variation in the provision for a decrease of up to 100 basis points	1,136,893

Sensitivity to salary increase	ThCh$

Variation in the provision due to an increase of up to 100 basis points	1,219,322
Variation in the provision for a decrease of up to 100 basis points	(1,088,738)